SHARE-BASED COMPENSATION (Binomial Option Pricing Model Assumptions used to Estimate Fair Value of Options on Respective Grant Date) (Details) - Scheme XIII [Member]	12 Months Ended
Dec. 31, 2015 $ / shares
Expected price volatility range	67.44%
Risk-free interest rate range	1.94%
Time to vest	1 year 2 months 12 days
Expected dividends	0.00%
Fair value of ordinary share at grant date	$ 1.8